INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Schedule of Minimum Future Gross Revenues) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Sales-Type Leases and Direct Financing Leases
2021	$ 84,206
2022	81,628
2023	111,874
2024	101,775
2025	78,058
Thereafter	247,655
Total minimum lease payments to be received	705,196
Leaseback Assets
2021	15,410
2022	15,410
2023	14,630
2024	14,172
2025	9,517
Thereafter	10,647
Total minimum lease payments to be received	79,786
Total
2021	99,616
2022	97,038
2023	126,504
2024	115,947
2025	87,575
Thereafter	258,302
Total minimum lease payments to be received	$ 784,982